Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Share Capital [Abstract]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2020	2019	2018
Risk fee rate	—	—	2.19%
Expected life (years)	—	—	5
Volatility	—	—	104%
Expected Dividend	$—	$—	$—
Expected forfeiture rate	0%	0%	0%
Exercise price	$—	$—	$0.43
Grant date fair value	$—	$—	$0.33

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2020	1,830,000	$0.51
Cancelled	(100,000)	0.52
Outstanding, December 31, 2020	1,730,000	0.51
Exercisable, December 31, 2020	1,730,000	$0.51

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2019	2,080,000	$0.79
Cancelled	(250,000)	0.91
Outstanding, December 31, 2019	1,830,000	0.51
Exercisable, December 31, 2019	1,755,000	$0.54

Outstanding, January 1, 2018	1,400,000	$2.04
Granted	1,110,000	0.43
Cancelled	(430,000)	0.69
Outstanding, December 31, 2018	2,080,000	$0.79
Exercisable, December 31, 2018	1,905,000	$0.82

Disclosure of detailed information about warrants outstanding [Table Text Block]
	Warrants Outstanding	Weighted Average Exercise Price	Expiry Date
July 15, 2020	1,824,555	$0.36	July 15, 2023
Outstanding, December 31, 2020	1,824,555	$ 0.36

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2017	12,748,898	$1.50
Issued	1,071,580	0.95
Expired	(10,027,294)	0.83
Outstanding, December 31, 2018	3,793,184	$1.70
Expired	—	—
Outstanding, December 31, 2019	3,793,184	$1.70
Expired	(3,793,184)	1.70
Issued	1,824,555	0.36
Outstanding, December 31, 2020	1,824,555	$0.36

Disclosure of detailed information about change in the fair value of warrants [Table Text Block]
	December 31, 2020	December 31, 2018	December 31, 2017
Risk fee rate	—	—	2.31%
Expected life (years)	—	—	2
Volatility	—	—	104%
Expected Dividend	—	—	$—
Expected forfeiture rate	—	—	0%
Exercise price	—	—	$0.95
Grant date fair value	—	—	$0.95